Consolidated Balance Sheet - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Receivable from shareholder	$ 0
Total current assets	0
Total assets	0
LIABILITIES AND SHAREHOLDER’S DEFICIT
Total liabilities	66,441
Shareholder’s deficit:
Ordinary shares, value	0
Additional paid-in capital
Accumulated deficit	(66,441)
Total shareholder’s deficit	(66,441)
Total liabilities and shareholder’s deficit	0
Breeze Holdings Acquisition Corp.
ASSETS
Total current assets	247,573	$ 266,145
Total assets	10,779,618	13,243,673
LIABILITIES AND SHAREHOLDER’S DEFICIT
Total liabilities	20,657,555	10,277,665
Shareholder’s deficit:
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding
Ordinary shares, value	315	315
Additional paid-in capital
Accumulated deficit	(12,956,873)	(9,682,008)
Total shareholder’s deficit	(12,956,558)	(9,681,693)
Total liabilities and shareholder’s deficit	10,779,618	13,243,673
Current assets
Cash	101,674	4,228
Prepaid expenses	55,305	148,953
Prepaid franchise taxes		57,550
Prepaid income taxes	36,689	36,742
Cash held in Trust Account	10,532,045	12,977,528
Current liabilities
Accounts payable and accrued expenses	632,533	206,639
Trust amount payable to redeeming stockholders	7,353,424
Franchise tax payable	50,450
Excise tax payable	160,441	56,270
Total Current Liabilities	17,780,305	8,077,415
Warrant liabilities	2,877,250	2,200,250
Common stock subject to possible redemption, 893,712 and 1,159,276 shares at redemption value as of December 31, 2024 and 2023, respectively	3,078,621	12,647,701
Related party
LIABILITIES AND SHAREHOLDER’S DEFICIT
Due to related party	66,441
Sponsor | Breeze Holdings Acquisition Corp.
Current assets
Due from Sponsor	53,905	18,672
Current liabilities
Due to Sponsor	$ 9,583,457	$ 7,814,506